Operating Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Mar. 01, 2024	Jun. 30, 2022
Operating Leases [Line Items]
Termination amount			$ (13,000)	$ (7,600)	$ (7,690)
Arising from penalties					54,592
Lease term						48 months	2 years	5 years
Rent expenses	$ 3,000	$ 120,692	$ 12,000	$ 246,371	240,771	$ 497,746
Car Lease Arrangement [Member]
Operating Leases [Line Items]
Termination amount					$ 62,282
Maximum [Member]
Operating Leases [Line Items]
Remaining lease term					38 months
Minimum [Member]
Operating Leases [Line Items]
Remaining lease term					24 months
Operating Leases [Member]
Operating Leases [Line Items]
Termination amount					$ (62,282)